Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Available for sale investments | ¥	¥ 642,759			¥ 438,077
Accounts receivable, allowance for doubtful accounts | ¥	0			0
Loan receivables, allowance for loan losses	5,147	$ 739		2,556
Loan receivables from factoring business, allowance for doubtful accounts | ¥	0			0
Long-term investments measured at fair value | ¥	¥ 531,359			¥ 624,045
Ordinary shares, treasury stock	0	0		140,479
Class A
Ordinary shares, par value | $ / shares		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900		91,394,900
Ordinary shares, shares issued	22,484,657	22,484,657		21,890,253
Ordinary shares, shares outstanding	22,484,657	22,484,657		21,749,774
Class B
Ordinary shares, par value | $ / shares		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100		8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000		8,315,000
Ordinary shares, shares outstanding	8,315,000	8,315,000		8,315,000